SCHEDULE OF FINANCE COST (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses By Nature
Change in Fair Value of Warrants Outstanding	$ 129	$ (78)	$ 600	$ 4
Realized Losses (Gains)	4	14	2	99
Bank Fees	245	153	556	431
Finance Costs	(164)	(80)	131	53
Total Finance Expenses	$ 214	$ 10	$ 1,289	$ 587